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April 10, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Phoenix Life Insurance Company
    Phoenix Life Variable Accumulation Account - Phoenix Flexible Retirement Choice/sm/
    Pre-Effective Amendment No. 1 to Initial Registration Statement filed on Form N-4
    File Nos. 333-153048 and 811-03488

Members of the Commission:

   We transmit for filing Pre-Effective Amendment No. 1 to the Initial Registration Statement on Form N-4 under the Securities Act of 1933. The purpose of this filing is to incorporate comments received from the Staff.

   In addition, on behalf of the Registrant, I respectfully request acceleration of the effective date of this Registration Statement to April 10, 2009, or as soon thereafter as possible. An acceleration request on behalf of the principal underwriter is attached.

You may direct any questions regarding this filing to me at (860) 403-5514.

Sincerely,

/s/ Michele Drummey
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Michele Drummey, Counsel
Phoenix Life Insurance Company
One American Row
Hartford, CT 06102-5056